COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Summary of future minimum lease payments required under non-cancelable operating leases

	Capital Leases	Operating Leases
2021	$43	$4,470
2022	43	4,139
2023	3	3,732
2024	—	2,602
2025	—	1,263
Thereafter	—	397
Total minimum lease payments	$89	$16,603
Less: Amount representing interest	(18)
Capital lease obligation	$71